Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Transactions from Employee Option and Share Plans

The following transactions took place resulting from employee option and share plans:

	2017	2016	2015
Total shares in treasury at beginning of year	10,609,980	3,998,982	19,171,454
Total cost	915	342	1,219
Shares acquired under repurchase program	2,522,589	15,537,868	5,336,310
Average price in $ per share	113.36	82.36	88.93
Amount paid	286	1,280	475
Shares delivered	10,054,099	8,926,870	5,008,782
Average price in $ per share	85.42	79.25	62.30
Amount received	233	115	51
Shares issued for the business combination	—	—	15,500,000
Total shares in treasury at end of year	3,078,470	10,609,980	3,998,982
Total cost	342	915	342